Details of Significant Accounts - Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Details of Significant Accounts
Petty cash	$ 1	$ 1
Checking accounts	1,279	1,882
Demand deposits	11,777	38,591
Time deposits	149,300	39,800
Others	259	179
Cash and cash equivalents	$ 162,616	$ 80,453	$ 79,018	$ 28,283